Revenue and government financing for research expenditures - Additional Information (Details) € in Thousands, $ in Thousands			1 Months Ended					4 Months Ended	12 Months Ended
	Dec. 07, 2020 EUR (€)	Dec. 07, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jun. 30, 2015 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)		Dec. 31, 2016 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements | €									€ 12,112	€ 56,155	[1]	€ 68,609	[1]
Deferred income | €									37,913	43,973		89,112
2015 monalizumab agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Initial payment | $														$ 250,000
Exercise of option | $					$ 100,000
Revenue from favorable cumulative adjustment | €												38,321
Milestone payment received	€ 41,227	$ 50,000
Receipts from co-development agreement and option agreement | $							$ 250,000
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements | €									0	€ 13,418		€ 18,816
Milestone payment received | $			$ 5,000	$ 5,000
Receipts from co-development agreement and option agreement | $					$ 24,000	$ 26,000		$ 50,000
Agreement related to additional preclinical molecules with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income | €									€ 17,400

[1]	Items relating to the year ended December 31, 2019 and 2020 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. These items are presented in notes 2.w and 17.